Share Capital - Roll Forward of Shares Outstanding (Details) - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Common shares - beginning (in shares)	598,714,704	598,217,549
Common shares - ending (in shares)	599,077,067	598,714,704
Ownership, percentage	100.00%	100.00%
Long Term Incentive Plan [Member]
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Common shares issued	74	108,710
Share Grant Plans [Member]
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Common shares issued	362,289	388,445
Public [Member]
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Common shares - beginning (in shares)	316,302,056	315,804,901
Common shares - ending (in shares)	316,664,419	316,302,056
Ownership, percentage	52.90%	52.80%
Public [Member] | Long Term Incentive Plan [Member]
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Common shares issued	74	108,710
Public [Member] | Share Grant Plans [Member]
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Common shares issued	362,289	388,445
Province [Member]
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Common shares - beginning (in shares)	282,412,648	282,412,648
Common shares - ending (in shares)	282,412,648	282,412,648
Ownership, percentage	47.10%	47.20%
Province [Member] | Long Term Incentive Plan [Member]
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Common shares issued	0	0
Province [Member] | Share Grant Plans [Member]
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Common shares issued	0	0